Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation of the financial statements	a.Basis of presentation of the financial statements:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on a cost basis, except for long-term investments, contingent consideration liability and INX Token and INX Token warrant liabilities, which are presented at fair value through profit or loss.

Consolidated financial statements	b.Consolidated financial statements:

The consolidated financial statements comprise the financial statements of the Company and companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional and presentation currencies
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of the Company and companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

c.	Functional and presentation currencies:

1.	Functional currency and presentation currency:

The consolidated financial statements are presented in U.S. dollars.

The Group determines the functional currency of each Group entity:

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

Upon the full or partial disposal of a foreign operation resulting in loss of control in the foreign operation, the cumulative gain (loss) from the foreign operation which had been recognized in other comprehensive income is carried to profit or loss. Upon the partial disposal of a foreign operation which results in the retention of control in the subsidiary, the relative portion of the amount recognized in other comprehensive income is reattributed to non-controlling interests.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined

3.	Index-linked monetary items:

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index (“Israeli CPI”) are adjusted at the relevant index at each reporting date according to the terms of the agreement.

Cash equivalents	d.Cash equivalents: Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management.
Reserve Fund	e.Reserve Fund In connection with the INX Token Offering, the Company committed to reserve 75% of the gross proceeds less payments to underwriters from its initial public offering in excess of $25,000 to be available to cover customer and Company losses, if any, that result from cybersecurity breaches or theft, errors in execution of the trading platform or its technology, and counterparty defaults, including instances where counterparties lack sufficient collateral to cover losses. The Company refers to this amount as the “Reserve fund”. As of December 31, 2021, the Company has segregated $36,023 as the Reserve fund. The Reserve fund is comprised of cash and cash equivalents amounting to $21,987 held in financial institutions and long-term investments amounting to $14,036 held by a brokerage firms.
Financial instruments
f.	Financial instruments:

1.	Financial assets are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

- The Company’s business model for managing financial assets; and

- The contractual cash flow terms of the financial asset.

a. Debt Instruments

Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

2.

Loans and receivables are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. These are measured subsequent to initial recognition at amortized cost.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the lifetime expected credit losses.

The Company grants its customers interest-free credit for periods of 30-90 days. As of December 31, 2021, there were no material past-due accounts. Accordingly, the allowance for doubtful accounts is immaterial.

3.	Financial liabilities:

Financial liabilities are initially recognized at fair value. After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

	a)	Financial liabilities at amortized cost:

After initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

b)	Financial liabilities at fair value through profit or loss – these include financial liabilities held for trading (including the INX Token warrant liability), contingent consideration liability recognized in a business combination, and financial liabilities designated upon initial recognition as at fair value through profit or loss. Changes in the fair value of liabilities held for trading and contingent consideration are recognized in profit or loss in finance expenses. Based on the terms of the INX Token, as described in Note 1a, the INX Token is a hybrid financial instrument. The host instrument is a financial liability due to the right of the INX Token holder to effectively redeem the INX Token in consideration as payment for services. The INX Token is considered a puttable instrument which is a financial liability in accordance with IAS 32, Financial Instruments: Presentation. The Company’s obligation to make a pro rata distribution annually to the INX Token holders from the Company’s Adjusted Operating Cash Flow is an embedded derivative. The Company views the Company’s operating cash flows as a financial variable, and therefore, the embedded derivative requires bifurcation pursuant to IFRS 9. The Company elected in accordance with IFRS 9 to designate the entire financial liability (including the embedded derivative) at fair value through profit and loss. Accordingly, the INX Token warrant liability is remeasured to fair value at the end of each reporting period.

The change in the fair value of the INX Token liability that is attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, is presented in other comprehensive income. The remaining amount of the change in the fair value of the INX Token liability is presented in profit or loss.

When the INX Token is used to pay for services provided by the Company, the respective portion of the INX Token liability is derecognized and revenue is recognized. The fair value of INX Tokens issued in consideration for services to be provided to the Company is recognized as compensation expense as the services are provided.

4.	Compound financial instruments:

Convertible debt which contains both an equity component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

5.	Simple Agreement for Future Equity (“SAFE”)

The Company has entered into equity funding agreements (SAFEs) pursuant to which funds received by the Company from investors will automatically be converted into the same class of share capital of the Company that will be issued in a future qualifying financing, as defined in the SAFEs. The conversion price for SAFEs issued until June 2020 will be equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, and (ii) a fixed price, as set forth in the SAFEs. For SAFEs issued in June 2020, the conversion price will be equal to the lower of, (i) 25% discount on the base (undiscounted) price per share of the qualifying financing, and (ii) a fixed Company valuation divided by the number of Company shares outstanding on a fully-diluted basis (as defined in the SAFEs). If there is no qualifying financing within a specified time period, the funds received will automatically be converted into Ordinary shares of the Company at the fixed price or, for the SAFEs issued in June 2020, based on the fixed Company valuation.

The Company is not obligated to complete a qualifying financing or to approve the issuance of shares or dilutive securities within the term specified in the SAFE that would result in the issuance of a variable number of the Company’s equity instruments. Accordingly, as the SAFEs are a non-derivative for which the conversion price into the Company’s equity instruments is fixed at the end of its term, the consideration received from investors pursuant to the SAFEs is classified as equity. As of December 31, 2021, all Company’s SAFE’s converted into Ordinary share.

Fair value measurement
g.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement.

The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

The levels are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2:	Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3:	Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.

For details of the fair value of the Contingent consideration liability – see Note 3. For details of the fair value of long-term investment – see Note 4. For details of the fair value of the INX Token liability – See Note 6. For the fair values of INX Token warrant liability, see Note 7. The fair values of current financial assets and financial liabilities, other than the INX Token and INX Token warrant liability, approximate their carrying amounts due to the short-term maturity of these instruments

Crypto currencies	h.Crypto currencies: Crypto currencies are measured on initial recognition at cost.

Crypto currencies with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired.

An impairment loss is recognized if the carrying amount exceeds its fair value less cost of sale.

Fair value is measured using quoted prices on active exchanges.

The Company holds the following cryptocurrencies as of December 31, 2021: BTC, ETH, LTC, USDC, USDT. The Company recorded impairment of Cryptocurrencies in the year ended December 31, 2021 in the amount of $80.

Revenue recognition	i.Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Revenues from brokerage services are recorded according to the date the service was provided, or the operation was carried out.

Revenues from trading income represents Customer fees, which includes revenue from transactions fees and trading fees of customers in the Company’s Trading Platforms.

Intangible assets
h.	Crypto currencies:

Crypto currencies are measured on initial recognition at cost.

Crypto currencies with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired.

An impairment loss is recognized if the carrying amount exceeds its fair value less cost of sale.

Fair value is measured using quoted prices on active exchanges.

The Company holds the following cryptocurrencies as of December 31, 2021: BTC, ETH, LTC, USDC, USDT. The Company recorded impairment of Cryptocurrencies in the year ended December 31, 2021 in the amount of $80.

i.	Revenue recognition:

Revenue from contracts with customers is recognized when the control over the goods or services is transferred to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Revenues from brokerage services are recorded according to the date the service was provided, or the operation was carried out.

Revenues from trading income represents Customer fees, which includes revenue from transactions fees and trading fees of customers in the Company’s Trading Platforms.

j.	Intangible assets

Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

The useful life of intangible assets is as follows:

	Licenses	Customer relationships	Trade name	Technology

Useful life	Indefinite	Definite 9.58 years	Definite 10.58 years	Definite 8.67 years

Amortization method	Not amortized	Straight-line	Straight-line	Straight-line

l.	Business combinations and goodwill

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets. Direct acquisition costs are recorded in Statement of comprehensive operations as incurred. Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IAS 39. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Impairment of non-financial assets
k.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing impairment of these specific assets:

1.	Goodwill in respect of subsidiaries:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

2.	Intangible assets with an indefinite useful life that have not yet been systematically amortized:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Customer funds and funds due to customers	l.Customer funds and funds due to customers:

Customer funds represent cash and cryptocurrencies that are held for the exclusive benefit of customers. The Company restricts the use of the assets underlying the customer funds to meet regulatory requirements and classifies the assets as current based on their purpose and availability to fulfill its direct obligation under funds due to customers.

Leases	m.Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term (3 years and 9 years).

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Share based payment transactions	n.Share based payment transactions: Certain of the Company’s employees and other service providers are entitled to remuneration in the form of equity settled share-based payment transactions. The cost of the transactions is measured at the fair value of the equity instruments granted at grant date, using an appropriate valuation model, further details of which are provided in Note 13. The cost of the transactions is recognized in profit or loss together with a corresponding increase in equity or for share based grants during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees/service provider become entitled to the award (the “vesting period”). The cumulative expense recognized at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of instruments that will ultimately vest.
Research and development expenses	o.Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the

Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2021, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.
Income taxes	p.Income taxes: Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates used to compute the amount are those that are enacted or substantively enacted at the reporting date. Deferred tax is provided using a liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets are recognized for deductible temporary differences and the carryforward of any unused tax losses. Deferred tax assets are recognized to the extent that it is probable taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and is reduced to the extent that it is no longer probable that sufficient taxable.
Property, Plant and equipment
n.	Share based payment transactions:

Certain of the Company’s employees and other service providers are entitled to remuneration in the form of equity settled share-based payment transactions. The cost of the transactions is measured at the fair value of the equity instruments granted at grant date, using an appropriate valuation model, further details of which are provided in Note 13. The cost of the transactions is recognized in profit or loss together with a corresponding increase in equity or for share based grants during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees/service provider become entitled to the award (the “vesting period”). The cumulative expense recognized at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of instruments that will ultimately vest.

o.	Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the

Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2021, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

p.	Income taxes:

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates used to compute the amount are those that are enacted or substantively enacted at the reporting date. Deferred tax is provided using a liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets are recognized for deductible temporary differences and the carryforward of any unused tax losses. Deferred tax assets are recognized to the extent that it is probable taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and is reduced to the extent that it is no longer probable that sufficient taxable.

q.	Property, Plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Communication & equipment	15
Office furniture and equipment	7-10
Computers and software	33
Leasehold improvements	see below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the useful life of the improvement.

The useful life and depreciation method of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate

Net loss per share	r.Net loss per share:

Basic loss per share is computed by dividing the net loss attributable to equity holders of the Company by the weighted average number of Ordinary shares outstanding during the period. Diluted loss per share is computed by dividing the net loss, as above, after adjustment for interest on the convertible loans by the weighted average number of Ordinary shares outstanding, as above, plus the weighted average number of Ordinary shares that would be issued on conversion of the convertible loans.

For the years ended December 31, 2021 and 2020, the effect of the inclusion of the weighted average number of shares that would have been issued upon the conversion of the Company’s employees stock options, convertible loans, and warrants were anti-dilutive.

Estimates and assumptions	s.Estimates and assumptions:

The preparation of the consolidated financial statements requires management to make estimates and assumptions that have an effect on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the consolidated financial statements concerning uncertainties at the reporting date that may result in a material adjustment to the carrying amount of the contingent consideration, INX Token liability and INX Token warrant liability within the next financial year are discussed in Note 3, Note 6 and Note 7.

Employee benefit liabilities
t.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group has defined contribution plans pursuant to section 14 to the Severance Pay Law under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

New standards prior to adoption
u.	New standards prior to adoption:

1.	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current.

The Amendment includes the following clarifications:

●	What is meant by a right to defer settlement;

●	That a right to defer must exist at the end of the reporting period;

●	That classification is unaffected by the likelihood that an entity will exercise its deferral right;

●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted. The Company is evaluating the possible impact of the Amendment on its current loan agreements.

2.	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted.  The Company is evaluating the effects of the Amendment on its financial statements.

3.	Amendment to IAS 12, “Income Taxes”:

In May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“IAS 12”), which narrows the scope of the initial recognition exception under IAS 12.15 and IAS 12.24 (“the Amendment”).

According to the recognition guidelines of deferred tax assets and liabilities, IAS 12 excludes recognition of deferred tax assets and liabilities in respect of certain temporary differences arising from the initial recognition of certain transactions. This exception is referred to as the “initial recognition exception”. The Amendment narrows the scope of the initial recognition exception and clarifies that it does not apply to the recognition of deferred tax assets and liabilities arising from transactions that are not a business combination and that give rise to equal taxable and deductible temporary differences, even if they meet the other criteria of the initial recognition exception.

The Amendment applies for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. In relation to leases and decommissioning obligations, the Amendment is to be applied commencing from the earliest reporting period presented in the financial statements in which the Amendment is initially applied. The cumulative effect of the initial application of the Amendment should be recognized as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.

The Company estimates that the initial application of the Amendment is not expected to have a material impact on its financial statements.